Restatement of Previously Issued Financial Statements - Statement of operations (Details) - USD ($)	3 Months Ended	4 Months Ended	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2021
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Loss from operations	$ (2,615,915)	$ (709,798)	$ (7,742,249)
Other (expense) income:
Change in fair value of derivative warrant liabilities	1,012,500	(16,168,500)	(9,160,500)
Transaction costs ? Warrants		(963,332)
Net gain from investments held in Trust Account		10,316
Total other (expense) income		(17,121,516)
Loss before income taxes	(1,597,853)	(17,831,314)	(16,828,187)
Income tax expense	5,273	0	7,000
Net loss	$ (1,603,126)	$ (17,831,314)	$ (16,835,187)
Class A common stock
Other (expense) income:
Weighted average shares outstanding, basic (in shares)		34,500,000
Basic net loss per share (in dollars per share)		$ 0
Class B common stock
Other (expense) income:
Weighted average shares outstanding, basic (in shares)		7,764,706
Basic net loss per share (in dollars per share)		$ (2.30)
Restatement of warrants as derivative liabilities | As Previously Reported
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Loss from operations		$ (709,798)
Other (expense) income:
Net gain from investments held in Trust Account		10,316
Total other (expense) income		10,316
Loss before income taxes		(699,482)
Net loss		(699,482)
Restatement of warrants as derivative liabilities | Restatement Adjustment
Other (expense) income:
Change in fair value of derivative warrant liabilities		(16,168,500)
Transaction costs ? Warrants		(963,332)
Total other (expense) income		(17,131,832)
Loss before income taxes		(17,131,832)
Net loss		$ (17,131,832)
Restatement of warrants as derivative liabilities | Class A common stock | As Previously Reported
Other (expense) income:
Weighted average shares outstanding, basic (in shares)		34,500,000
Restatement of warrants as derivative liabilities | Class B common stock | As Previously Reported
Other (expense) income:
Weighted average shares outstanding, basic (in shares)		7,764,706
Basic net loss per share (in dollars per share)		$ (0.09)
Restatement of warrants as derivative liabilities | Class B common stock | Restatement Adjustment
Other (expense) income:
Basic net loss per share (in dollars per share)		$ (2.21)